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                            [NATIONWIDE LETTERHEAD]

May 1, 2001


VIA EDGAR


The United States Securities and
   Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549-0506


Subject:     Nationwide Multiple Maturity Variable Account A
             Nationwide Life and Annuity Insurance Company
             SEC File No. 333-47640
             CIK No. 0001125260

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Multiple Maturity Variable Account A (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the Prospectus that would have been filed under paragraphs (b) or
(c) of Rule 497 does not differ from the form of the Prospectus contained in Post-Effective Amendment No. 1 to the Registration Statement for the Company and the Variable Account which became effective on May 1, 2001.

Please contact me at (614) 249-8782 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ J.R. Casto

Jamie Ruff Casto
Variable Products Securities Counsel